Share-based Compensation - Summary of Changes in RSUs and DSUs (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	48,883
Granted	3,002,213	107,543
Forfeited	(43,813)	(700)
Exercised	(1,350,367)	(57,960)
Ending balance	1,656,916	48,883
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	367,924
Granted	3,265,503	378,080
Forfeited	(310,164)	(7,617)
Settled		(2,539)
Ending balance	3,323,263	367,924